Note 5 - Leases: Schedule of Lease expense and other information (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)
Details
Operating lease expense	$ 1,871,636	$ 3,711,403
Operating cash flows from operating leases	$ 1,841,046	3,645,112
Weighted-average remaining lease term –operating leases (in years)	7.07
Weighted-average discount rate –operating leases	4.62%
Lessee, Operating Lease, Liability, to be Paid, Year One	$ 3,686,282	3,686,282
Lessee, Operating Lease, Liability, to be Paid, Year Two	7,019,399	7,019,399
Lessee, Operating Lease, Liability, to be Paid, Year Three	6,139,863	6,139,863
Lessee, Operating Lease, Liability, to be Paid, Year Four	5,332,942	5,332,942
Lessee, Operating Lease, Liability, to be Paid, Year Five	4,973,758	4,973,758
Lessee, Operating Lease, Liability, to be Paid, after Year Five	14,440,142	14,440,142
Lessee, Operating Lease, Liability, to be Paid	41,592,386	41,592,386
Less: Interest	(5,935,678)	(5,935,678)
Present Value of Lease Liability	$ 35,656,708	$ 35,656,708